Business Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Business Segment Reporting
30. Business Segment Reporting
The following tables are a presentation of financial information by segment for the periods indicated (in thousands), and have been restated to reflect the new segment structure, as described in Note 1 - Organization and Description of Business:

	For the year ended December 31, 2022
	Successor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain (loss) on sale and other income from loans held for sale, net	$367	$(6,298)	$(5,931)	$—	$—	$(5,931)
Net fair value gains (losses) on loans and related obligations	283,808	(195,231)	88,577	—	912	89,489
Fee income	15,526	66,761	82,287	27,578	(28,050)	81,815
Net interest expense
Interest income	43	5,319	5,362	676	—	6,038
Interest expense	(54)	(90,926)	(90,980)	(27,669)	—	(118,649)
Net interest expense	(11)	(85,607)	(85,618)	(26,993)	—	(112,611)
Total revenues	299,690	(220,375)	79,315	585	(27,138)	52,762
Total expenses	182,287	124,060	306,347	139,014	(27,135)	418,226
Impairment of intangibles and other assets	(3,500)	(3,800)	(7,300)	(2,228)		(9,528)
Other, net	3,290	860	4,150	27,839	3	31,992
Net income (loss) before taxes	$117,193	$(347,375)	$(230,182)	$(112,818)	$—	$(343,000)

Depreciation and amortization	$38,654	$319	$38,973	$3,055	$—	$42,028
Total assets	$297,361	$20,185,979	$20,483,340	$1,610,355	$(1,534,400)	$20,559,295

	For the nine months ended December 31, 2021
	Successor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain (loss) on sale and other income from loans held for sale, net	$(4,150)	$39,950	$35,800	$—	$—	$35,800
Net fair value gains (losses) on loans and related obligations	317,138	(30,738)	286,400	—	4,621	291,021
Fee income	11,220	30,455	41,675	25,243	(25,232)	41,686
Net interest income (expense)
Interest income	1,031	1,027	2,058	276	—	2,334
Interest expense	(364)	(52,625)	(52,989)	(20,243)	—	(73,232)
Net interest income (expense)	667	(51,598)	(50,931)	(19,967)	—	(70,898)
Total revenues	324,875	(11,931)	312,944	5,276	(20,611)	297,609
Total expenses	137,872	92,197	230,069	101,005	(26,543)	304,531
Impairment of goodwill and intangible assets	(413,868)	(11,909)	(425,777)	—		(425,777)
Other, net	248	1,170	1,418	15,198	(5,932)	10,684
Net loss before taxes	$(226,617)	$(114,867)	$(341,484)	$(80,531)	$—	$(422,015)

Depreciation and amortization	$29,019	$132	$29,151	$1,425	$—	$30,576
Total assets	$368,927	$18,974,389	$19,343,316	$1,083,412	$(957,353)	$19,469,375

	For the three months ended March 31, 2021
	Predecessor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain on sale and other income from loans held for sale, net	$—	$5,065	$5,065	$—	$—	$5,065
Net fair value gains on loans and related obligations	68,449	2,750	71,199	—	(1)	71,198
Fee income	524	36,191	36,715	7,936	(8,104)	36,547
Net interest expense
Interest income	—	138	138	12	—	150
Interest expense	—	(14,954)	(14,954)	(7,756)	—	(22,710)
Net interest expense	—	(14,816)	(14,816)	(7,744)	—	(22,560)
Total revenues	68,973	29,190	98,163	192	(8,105)	90,250
Total expenses	23,693	24,406	48,099	27,746	(8,613)	67,232
Other, net	34	895	929	(9,464)	(508)	(9,043)
Net income (loss) before taxes	$45,314	$5,679	$50,993	$(37,018)	$—	$13,975

Depreciation and amortization	$151	$146	$297	$474	$—	$771
Total assets	$35,861	$17,378,088	$17,413,949	$385,370	$(326,313)	$17,473,006

	For the year ended December 31, 2020
	Predecessor
	Retirement Solutions	Portfolio Management	Total Operating Segments	Corporate and Other	Eliminations	Total
REVENUES
Gain on sale and other income from loans held for sale, net	$—	$10,192	$10,192	$—	$—	$10,192
Net fair value gains on loans and related obligations	192,257	103,872	296,129	—	(2)	296,127
Fee income	1,837	28,002	29,839	25,392	(22,701)	32,530
Net interest expense
Interest income	—	714	714	15	—	729
Interest expense	—	(73,877)	(73,877)	(8,946)	(132)	(82,955)
Net interest expense	—	(73,163)	(73,163)	(8,931)	(132)	(82,226)
Total revenues	194,094	68,903	262,997	16,461	(22,835)	256,623
Total expenses	87,219	90,854	178,073	80,106	(22,835)	235,344
Other, net	—	—	—	(6,131)	—	(6,131)
Net income (loss) before taxes	$106,875	$(21,951)	$84,924	$(69,776)	$—	$15,148

Depreciation and amortization	$897	$130	$1,027	$1,985	$—	$3,012
Total assets	$25,841	$16,895,820	$16,921,661	$88,638	$—	$17,010,299

The Company has identified three reportable segments: Retirement Solutions, Portfolio Management, and Corporate and Other.
Retirement Solutions
Our Retirement Solutions segment is where we fulfill our goal to help older homeowners achieve their financial goals in retirement. This segment includes all loan origination activity for the Company, including reverse mortgage and home improvement loans. We originate or acquire reverse mortgage loans through our FAR operating subsidiary. This segment originates HECM and non-agency reverse mortgages. We securitize HECM into HMBS, which Ginnie Mae guarantees, and sell them in the secondary market while retaining the rights to service. Non-agency reverse mortgages, which complement the FHA HECM for higher value homes, may be sold as whole loans to investors or held for investment and pledged as collateral to securitized nonrecourse debt obligations. Non-agency reverse mortgage loans are not insured by the FHA. We originate reverse mortgage loans through a retail channel (consisting primarily of field offices and a centralized retail platform) and a third-party originator channel (consisting primarily of a network of mortgage brokers).
Additionally, this segment originates home improvement loans through our FAM subsidiary. Through these operations, the Company assists homeowners in the financing of short-term home improvement projects such as windows, HVAC, or remodeling, and relies on a network of partner contractors across the country to acquire, interact with, and serve these customers. These home improvement loans are then sold in the secondary market through our capital markets platform.
Portfolio Management
Our Portfolio Management segment provides product development, loan securitization, loan sales, risk management, servicing oversight, and asset management services to the enterprise. As part of the vertical integration of our business, our Portfolio Management team acts as the connector between borrowers and investors. The direct connections to investors, provided by our Financial Industry Regulatory Authority registered broker-dealer, allows us to innovate and manage risk through better price and product discovery. Given our scale, we are able to work directly with investors and where appropriate, retain assets on balance sheet for attractive return opportunities. These retained investments are a source of growing and recurring earnings. The Portfolio Management segment generates revenue and earnings in the form of gains on sale of loans, fair value gains on portfolio assets, interest income, and fee income related to mortgage servicing rights, underwriting, advisory, valuation, and other ancillary services.
Corporate and Other
Our Corporate and Other segment consists of our corporate services groups.
The Company's segments are based upon the Company's organizational structure which focuses primarily on the services offered. Corporate functional expenses are allocated to individual segments based on actual cost of services performed based on a direct resource utilization, estimate of percentage use for shared services or headcount percentage for certain functions. Non-allocated corporate expenses include administrative costs of executive management and other corporate functions that are not directly attributable to the Company's operating segments. Revenues generated on inter-segment services performed are valued based on similar services provided to external parties. To reconcile the Company's consolidated results, certain inter-segment revenues and expenses are eliminated in the "Eliminations" column in the previous tables.